CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury Shares [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2009	$ 227,258	$ 65	$ 102,937	$ (9)	$ (9,587)	$ 130,751	$ 3,101
Issuance of shares upon exercise of stock-based awards	1,932	1	1,931
Issuance of shares in connection with business combination, net of issuance costs of $660 (see also Note 1b6)	72,364	18	72,346
Equity-based compensation expenses	3,196		3,196
Establishment of subsidiary	245						245
Other comprehensive income (loss)	876			876
Net loss	(27,335)					(25,426)	(1,909)
Balance at Dec. 31, 2010	278,536	84	180,410	867	(9,587)	105,325	1,437
Issuance of shares upon exercise of stock-based awards	4,054	1	4,053
Equity-based compensation expenses	3,400		3,283				117
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(225)		(723)				498
Other comprehensive income (loss)	677			677
Net loss	(51,750)					(50,795)	(955)
Balance at Dec. 31, 2011	234,692	85	187,023	1,544	(9,587)	54,530	1,097
Issuance of shares upon exercise of stock-based awards	1,950	1	1,949
Equity-based compensation expenses	4,734		4,486				248
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(15,988)		(15,988)
Other comprehensive income (loss)	(918)			(918)
Net loss	(2,341)					(1,343)	(998)
Balance at Dec. 31, 2012	$ 222,129	$ 86	$ 177,470	$ 626	$ (9,587)	$ 53,187	$ 347